Income Taxes (Policies)	12 Months Ended
Dec. 31, 2022
Income Tax Policy
AEP System Tax Allocation

AEP and subsidiaries join in the filing of a consolidated federal income tax return. Historically, the allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocated the benefit of current tax loss of the parent company (Parent Company Loss Benefit) to the AEP System subsidiaries through a reduction of current tax expense. In the first quarter of 2022, AEP and subsidiaries changed accounting for the Parent Company Loss Benefit from a reduction of current tax expense to an allocation through equity. The impact of this change was immaterial to the Registrant Subsidiaries’ financial statements. The consolidated NOL of the AEP System is allocated to each company in the consolidated group with taxable loss. With the exception of the allocation of the consolidated AEP System NOL, the loss of the Parent and tax credits, the method of allocation reflects a separate return result for each company in the consolidated group.
Income Taxes and Investment and Production Tax Credits

The Registrants use the liability method of accounting for income taxes.  Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled.

When the flow-through method of accounting for temporary differences is required by a regulator to be reflected in regulated revenues (that is, when deferred taxes are not included in the cost-of-service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

AEP and subsidiaries apply the deferral methodology for the recognition of ITCs. Deferred ITCs are amortized to income tax expense over the life of the asset that generated the credit. Amortization of deferred ITCs begins when the asset is placed in-service, except where regulatory commissions reflect ITCs in the rate-making process, then amortization begins when the utility is able to utilize the ITC on a stand-alone basis. Alternatively, PTCs reduce income tax expense as they are earned. PTCs are earned when electricity is produced.

The Registrants account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.”  The Registrants classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation expense on the statements of income.